Segments of Business and Geographic Areas (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Jan. 02, 2011	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Segment of Business and Geographic Areas (Textual) [Abstract]
Planned business Acquisition currency option and deal costs	$ 338	$ 241	$ 102
Litigation expense					1,710
Net litigation income						966	386
Restructuring charges, pre tax	656			1,186	569		1,073
Property, plant and equipment, net (Notes 1 and 4)	14,739			14,553	14,739	14,553	14,759
Intangible assets and goodwill	34,276			32,010	34,276	32,010	31,185
Product liability expense					1,600	569
Synthes, Inc [Member]
Segment of Business and Geographic Areas (Textual) [Abstract]
Planned business Acquisition currency option and deal costs					500
Consumer [Member]
Segment of Business and Geographic Areas (Textual) [Abstract]
Restructuring charges, pre tax							369
Pharmaceutical [Member]
Segment of Business and Geographic Areas (Textual) [Abstract]
Litigation expense					1,668	333
Net litigation income							92
Restructuring charges, pre tax							496
Restructuring Gain					20
Product liability expense					73	114
Medical Devices and Diagnostics [Member]
Segment of Business and Geographic Areas (Textual) [Abstract]
Litigation expense					42
Net litigation income						1,299	478
Restructuring charges, pre tax					676		321
Litigation and additional DePuy ASR Hip recall costs					521	280
Product liability expense					$ 1,527	$ 455